United States Securities and Exchange Commission
"Washington, DC n 20549 Form 13F Form"
"13F Cover Page Report for the Quarter Ended: June 30, 2002"
Institutional Investment
Manager Filing this Report: Elliott and Associates 230 Fountain Square "Bloomington, IN 47404"
File Number: 028-04845 The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person
Signing the report is authorized to submit
"it, that all Information contained herein is true, correct"
"and complete, and That it is understood"
"that all required items, statements, Schedules, lists,"
"and tables, are considered integral parts of"
This form. Person Signing the Report on Behalf of Reporting Manager: Name: Julie Higgins
Title: VP Phone: 812-332-5259 email:jhiggins@elliott-associates.com "Signature, Place, and Date of Signing: Julie Higgins"
"Bloomington, Indiana July 18, 2002"
"Report Type: 13F Holdings Report June 30, 2002"

					Value
Cusip	Symb	Description	Quantity	Price	(Millions)
13817101	AA	Alcoa	50400	33.15	1670
	ABC	Amerisource	25800	76	1960
23139108	ABK	Ambac Financial	6000	67.2	403
G1150G111	CAN	Accenture	38000	19	722
00130H105	AES	AES Corporation	140791	5.42	763
	AIG	American Int'l Group	41400	68.23	2825
38222105	AMA	Applied Materials	126000	19.02	2397
2896207	ANF	Abercrombie & Fitch	22400	24.12	540
00184A105	AOL	AOL	124988	14.71	1839
1957406	AWE	ATT Wireless	71689	5.85	419
64057102	BK	Bank of New York	50570	33.75	1707
110122108	BMY	Bristol Myers	12133	25.7	312
55622104	BP	BP Amoco	154813	50.49	7817
172967101	CAN	Citigroup	47013	38.75	1822
205887102	CAG	Conagra	29000	27.65	802
124830100	CBL	CBL & Associates	7500	40.5	304
151313103	CD	Cendant Corp.	76889	15.88	1221
200300200	CMCS	Comcast	34600	23.84	825
	CVX	Chevrontexaco	6926	88.5	613
263534109	DD	duPont DeNemours	5065	44.4	225
235851102	DHR	Danaher	33500	66.35	2223
264411505	DRE	Duke Realty Invest.	46510	28.95	1346
264399544	DUR	Duke energy Pfd	103450	21.75	2250
319963104	FDC	First Data Corp.	9700	37.2	361
Y2573F102	FLEX	Flextronics Int'l	36800	7.13	262
337915102	FMER	First Merit Corp.	27952	27.58	771
313586109	NM	Fannie Mae	52310	73.75	3858
313400301	FRE	Freddie Mac	46700	61.2	2858
364730101	GCI	Gannett Co.	3700	75.9	281
401698105	GDT	Guidant Corp.	27600	30.23	834
369604103	GE	General Electric	172875	29.05	5022
364760108	GPS	Gap Inc.	13050	14.2	185
421933102	HMA	Health Management	72900	20.15	1467
459200101	IBM	IBM	47254	72	3402
460690100	IPG	Interpublic Group	13600	24.76	337
46625H100	JPM	JP Morgan Chase	64183	33.92	2177
50075X104	KFT	Kraft	42900	40.95	1757
50540R409	LH	Laboratory Corp	22100	45.65	1009
532457108	LLY	Eli Lilly	84430	56.4	4762
548661107	LOW	Lowe's Cos.	53390	45.4	2424
585055106	MDT	Medtronic	60187	42.85	2579
590188108	MER	Merrill Lynch	45167	40.5	1829
589331107	MRK	Merck & Co.	8287	50.64	420
61744y553	MSE	Morgan Stanley EMC	35200	8.6	303
594918104	MSFT	Microsoft Corp	10540	54.7	577
654902204	NOK	Nokia Corp.	98273	14.48	1423
06423A103	ONE	Banc One	21800	38.48	839
68389X105	ORCL	Oracle 	187623	9.47	1777
713448108	PEP	PepsiCo	62338	48.2	3005
717081103	PFE	Pfizer	163074	35	5708
71713U102	PHA	Pharmacia	12271	37.45	460
780257804	RD	Royal Dutch	9243	55.27	511
78387G103	SBC	SBC Communications	6964	30.5	212
828806109	SPG	Simon Property	23200	36.84	855
855030102	SPLS	Staples	92425	19.7	1821
866810104	SUN	Sun Microsystems	182156	5.01	913
	THC	Tenet Healthcare	3850	71.55	275
872941109	TMP	TMP Worldwide	28700	21.5	617
882508104	TXN	Texas Instruments	116000	23.7	2749
902124106	TYC	Tyco Int'l	92671	13.51	1252
913017109	UTX	United Technologies	36018	67.9	2446
925524308	VIAB	Viacom Cl B	79750	44.37	3538
931142103	WMT	WalMart Stores	74299	55.01	4087
26609107	WYE	Syeth	18696	51.2	957
30231G102	XOM	Exxon Mobile	66517	40.92	2722
					108647